NATURE OF BUSINESS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 Center	Dec. 31, 2020 company Center
NATURE OF BUSINESS
Number of centers in South Florida operated by entity	11	12
Number of under construction and due to open centers	2	1
Number of limited liability companies | company		2